SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is August 10, 2017.
For the MFS® Funds listed below:

MASSACHUSETTS INVESTORS GROWTH STOCK FUND MFS® GLOBAL BOND FUND
MFS® GROWTH FUND

Effective immediately, the last sentence of the third paragraph in the sub-section entitled "Organization of the Fund" under the main heading entitled "MANAGEMENT OF THE FUND" is restated in its entirety as follows:
MFS Global Bond Fund is a diversified fund.

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